Shareholders' equity - Shares repurchased (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 11, 2021
Shares repurchased
Shares repurchased (in shares)	3,942,131	1,189,250	2,145,651
Purchase of treasury shares	$ (474,852)	$ (150,000)	$ 244,201
Market price per share	$ 137.51	$ 128.39	$ 141.83
Purchase of treasury shares	$ 474,852	$ 150,000	$ 244,201
Treasury Series B Class I
Shares repurchased
Treasury shares held (in shares)	3,942,131		2,470,158	49,766,000